Asset Acquisitions (Details Narrative)						12 Months Ended
	Aug. 13, 2021 USD ($) $ / shares	Aug. 12, 2021 USD ($) $ / shares	Mar. 17, 2021 USD ($) Integer	Mar. 16, 2021 USD ($)	Mar. 11, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Base salary per year						$ 2,077,713	$ 2,639,711
Consulting fees						533,213	287,441
Long-term Debt, Gross						$ 3,196,718	$ 35,000
President [Member] | Company's Incentive Stock Option Plan [Member]
Stock bonus					$ 100,000
Lebsock Agreement [Member] | President [Member]
Base salary per year					$ 120,000
Schlosser Agreement [Member]
Consulting fees				$ 10,000
Equipment Acquisition Agreement [Member]
Purchase price		$ 5,316,774
Long-term Debt, Gross		$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt monthly payments due		$ 100,000
Shares Issued, Price Per Share | $ / shares		$ 0.62
Equipment Acquisition Agreement [Member] | Common Stock [Member]
Long-term Debt, Gross		$ 4,066,774
Debt Instrument, Description		that $1,750,000 of the TWS Shares will be withheld in escrow for a period of ninety (90) days from the closing date, which will be deducted from the purchase price should the Company discover any defects or misrepresentations. The first $500,000 of payments of the TWS Note will be secured by 1,000,000 shares of the Company’s common stock to be held in escrow
Asset Purchase Agreement [Member]
Purchase price	$ 1,394,324
Long-term Debt, Gross	498,259
Asset Purchase Agreement [Member] | Common Stock [Member]
Long-term Debt, Gross	$ 896,065
Shares Issued, Price Per Share | $ / shares	$ 0.62
Maximum [Member] | Asset Acquisition Agreement [Member] | Botanical Biotech, LLC, [Member]
Maximum amount paid			$ 355,057
Number of trading days | Integer			10
Maximum [Member] | Lebsock Agreement [Member] | President [Member]
Percentage of annual increase					3.00%